Investment Strategy - OCM MUTUAL FUND	Mar. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund principally invests (normally at least 80% of its net assets, plus borrowings for investment purposes) in equity securities of domestic and foreign companies of any size engaged in all sectors of the gold mining and precious metals industries. A foreign company is one that is organized under the laws of a foreign country and has the principal trading market for its stock in a foreign country. At times, a majority of the Fund’s assets may be invested in companies of one or more foreign countries; currently the Fund is primarily invested in Canadian mining companies. Under normal market conditions, the Fund will invest primarily in:

●	Senior gold producers, intermediate/mid-tier gold producers and junior gold producers; and

●	Gold mining exploration and development companies.

When investing the Fund’s assets, the Fund’s investment adviser first considers the price of gold and whether it expects the price of gold to increase or decrease. The Fund’s investment adviser is a “bottom up” investor. This means it makes investment decisions on company specific factors. Among the company specific factors the Fund’s investment adviser considers are:

●	sales and earnings growth;

●	the extent of ore holdings;

●	efficiency of mining operations;

●	melting and refinery costs; and

●	capital adequacy to maintain and expand operations.

Since the price of gold is a key factor affecting the revenues of gold producers, the Fund’s investment adviser must also consider the price of gold in its “bottom up” analysis. The Fund will sell a security if its investment adviser believes a company’s fundamentals will deteriorate or if it believes a company’s stock has little potential for further appreciation.

Strategy Portfolio Concentration [Text]	The Fund principally invests (normally at least 80% of its net assets, plus borrowings for investment purposes) in equity securities of domestic and foreign companies of any size engaged in all sectors of the gold mining and precious metals industries.